Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1. Description of Business
Cvent Holding Corp. (the “Company”) is the indirect parent company of Cvent, Inc. (“Cvent”).
The Company provides a cloud-based enterprise event marketing and management platform with solutions for both sides of the meetings and events value ecosystem: (i) for marketers and meeting and event planners, through its Event Cloud offering and (ii) for hoteliers and venues, through its Hospitality Cloud. The Company’s integrated event marketing and management platform powers the entire event lifecycle by enabling marketers and event planners to automate and streamline the process of creating, promoting, managing, and measuring events for organizations of all sizes. Cvent solutions empower customers to deliver and maximize live engagement across their event programs helping to forge deeper relationships with attendees, build brand advocacy and increase demand for their products and services. It also helps organizations more efficiently manage critical event processes, control spend and reduce meetings costs. The Company’s Hospitality Cloud provides hoteliers and venues with an integrated platform that enables properties to increase group and business transient revenue through a combination of cloud-based software products and targeted advertising to organizations that run events while they are in the process of sourcing their events. Hospitality Cloud solutions also improve purchasing intelligence through innovative demand management and business intelligence. By connecting event organizers to venues, the Company powers an entire ecosystem that increase Cvent’s “stickiness” and drives sales of our software offerings across our Event and Hospitality Cloud businesses.
On December 8, 2021 (the “Closing Date”), Dragoneer Growth Opportunities Corp. II (“Dragoneer”), a special purpose acquisition company, consummated the Business Combination Agreement (the “Business Combination Agreement”) dated July 23, 2021, by and among Dragoneer, Redwood Opportunity Merger Sub, Inc., a Delaware corporation (“Merger Sub I”), Redwood Merger Sub LLC, a Delaware limited liability company (“Merger Sub II”) and Papay Topco, Inc., a Delaware corporation (“Legacy Cvent”).
Pursuant to the terms of the Business Combination Agreement, a reverse recapitalization between Dragoneer and Legacy Cvent was consummated, where by (i) Merger Sub I merged with and into Legacy Cvent (the “First Merger” the time the First Merger becomes effective being referred to as the “First Effective Time”), and the separate corporate existence of Merger Sub I ceased and Legacy Cvent became the surviving corporation and (ii) promptly following the First Effective Time, Legacy Cvent merged with and into Merger Sub II (the “Second Merger” and, together with the First Merger, the “Mergers”; the Mergers together with the other transactions contemplated by the Business Combination Agreement, collectively, the “Reverse Recapitalization Transaction”), with Merger Sub II as the surviving company in the Second Merger and, after giving effect to the Mergers, Merger Sub II becoming a wholly-owned subsidiary of Dragoneer (the time that the Second Merger becomes effective being referred to as the “Second Effective Time”). Upon the closing of, and in connection with, the Reverse Recapitalization Transaction, Dragoneer became a Delaware corporation and changed its name to “Cvent Holding Corp.”
Response to
COVID-19
The Company believes there is sufficient cash flow to meets its business obligations, working capital needs, and remain in financial compliance with covenants for the next 12 months from the date of financial statement issuance. Nonetheless, in order to better enable the Company to weather the extraordinary business challenges brought about by the global
COVID-19
pandemic, to protect the safety and welfare of its employees, itself financially, maintain cash reserves, and ensure its long-term solvency, the Company instituted certain temporary measures during 2020 that continued into 2021. These measures, including undertaking restructuring actions to manage costs and headcount, provided the Company the financial flexibility needed to manage a wide array of outcomes that may result from the pandemic. These temporary measures were discontinued during the second half of 2021.
The global
COVID-19
pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on continuously evolving factors including, but not limited to the duration and spread of the outbreak, the speed and degree of the anticipated economic recovery, and the impact on the Company’s customers. The Company considered the impact of
COVID-19
on the estimates and assumptions and determined that there were no material adverse impacts on the unaudited condensed consolidated financial statements as of March 31, 2022 and for the three months ended March 31, 2022. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.	1. Description of Business
Cvent Holding Corp. (the “Company”) is the indirect parent company of Cvent, Inc. (“Cvent”).
The Company provides a cloud-based enterprise event marketing and management platform with solutions for both sides of the meetings and events value ecosystem: (i) for marketers and meeting and event planners, through its Event Cloud offering and (ii) for hoteliers and venues, through its Hospitality Cloud. The Company’s integrated event marketing and management platform powers the entire event lifecycle by enabling marketers and event planners to automate and streamline the entire process of creating, promoting, managing, and measuring events for organizations of all sizes. Cvent solutions empower customers to deliver and maximize live engagement across their event programs helping to forge deeper relationships with attendees, build brand advocacy and increase demand for their products and services. It also helps organizations more efficiently manage critical event processes, control spend and reduce meetings costs. The Company’s Hospitality Cloud provides hoteliers and venues with an integrated platform that enables properties to increase group and business transient revenue through a combination of cloud-based software products and targeted advertising to organizations that run events while they are in the process of sourcing their events. Hospitality Cloud solutions also improve purchasing intelligence through innovative demand management and business intelligence. By connecting event organizers to venues, the Company powers an entire ecosystem that increase Cvent’s “stickiness” and drives sales of our software offerings across our Event and Hospitality Cloud businesses.
On December 8, 2021 (the “Closing Date”), Dragoneer Growth Opportunities Corp. II (“Dragoneer”), a special purpose acquisition company, consummated the Business Combination Agreement (the “Business Combination Agreement”) dated July 23, 2021, by and among Dragoneer, Redwood Opportunity Merger Sub, Inc., a Delaware corporation (“Merger Sub I”), Redwood Merger Sub LLC, a Delaware limited liability company (“Merger Sub II”) and Papay Topco, Inc., a Delaware corporation (“Legacy Cvent”).
Pursuant to the terms of the Business Combination Agreement, a reverse recapitalization between Dragoneer and Legacy Cvent was consummated, where by (i) Merger Sub I merged with and into Legacy Cvent (the “First Merger” the time the First Merger becomes effective being referred to as the “First Effective Time”), and the separate corporate existence of Merger Sub I ceased and Legacy Cvent became the surviving corporation and (ii) promptly following the First Effective Time, Legacy Cvent merged with and into Merger Sub II (the “Second Merger” and, together with the First Merger, the “Mergers”; the Mergers together with the other transactions contemplated by the Business Combination Agreement, collectively, the “Reverse Recapitalization Transaction”), with Merger Sub II as the surviving company in the Second Merger and, after giving effect to the Mergers, Merger Sub II becoming a wholly-owned subsidiary of Dragoneer (the time that the Second Merger becomes effective being referred to as the “Second Effective Time”). Upon the closing of, and in connection with, the Reverse Recapitalization Transaction, Dragoneer became a Delaware corporation and changed its name to “Cvent Holding Corp.”
Response to
COVID-19
The Company believes there is sufficient cash flow to meets its business obligations, working capital needs, and remain in financial compliance with covenants for the next 12 months from the date of financial statement issuance. Nonetheless, in order to better enable the Company to weather the extraordinary business challenges brought about by the global
COVID-19
pandemic, to protect the safety and welfare of its employees, itself financially, maintain cash reserves, and ensure its long-term solvency, the Company instituted certain temporary measures during 2020 that continued into 2021. These measures, including undertaking restructuring actions to manage costs and headcount, provided the Company the financial flexibility needed to manage a wide array of outcomes that may result from the pandemic.
The global
COVID-19
pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on continuously evolving factors including, but not limited to the duration and spread of the outbreak, the speed and degree of the anticipated economic recovery, and the impact on the Company’s customers. The Company considered the impact of
COVID-19
on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements as of December 31, 2021 and 2020. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.